Intangible Assets, Net (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		$ 1,641
Balance		1,306	$ 1,641
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		23,576	433,643
Acquisitions as part of business combinations			491
Acquisitions - self development		162	10,459
Disposals			(82)
Sale of subsidiaries			(422,500)
Translation differences		(156)	1,565
Balance		23,582	23,576
Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		21,935	56,865
Amortization for the year		383	12,922
Disposals			25
Sale of subsidiaries	[1]		(47,930)
Translation differences		(42)	53
Balance		22,276	21,935
Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		1,641	376,778
Balance		1,306	1,641
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment		7,000
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		21,914	117,550
Acquisitions as part of business combinations			296
Acquisitions - self development
Disposals
Sale of subsidiaries			(97,167)
Translation differences		(34)	1,235
Balance		21,880	21,914
Goodwill [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		21,455	21,455
Amortization for the year		94
Disposals
Sale of subsidiaries	[1]
Translation differences		(4)
Balance		21,545	21,455
Goodwill [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		459	96,095
Balance		335	459
Software [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		1,153	1,771
Acquisitions as part of business combinations			195
Acquisitions - self development		162	179
Disposals
Sale of subsidiaries			(1,066)
Translation differences		(67)	74
Balance		1,248	1,153
Software [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		445	1,015
Amortization for the year		107	209
Disposals			25
Sale of subsidiaries	[1]		(804)
Translation differences		(28)
Balance		524	445
Software [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		708	756
Balance		724	708
Others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment		3,000
Others [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		509	83,897
Acquisitions as part of business combinations
Acquisitions - self development			10,280
Disposals			(82)
Sale of subsidiaries			(93,842)
Translation differences		(55)	256
Balance		454	509
Others [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		35	8,019
Amortization for the year		182	2,984
Disposals
Sale of subsidiaries	[1]		(11,021)
Translation differences		(10)	53
Balance		207	35
Others [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		474	75,878
Balance		247	474
Concessions licenses [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance			189,351
Acquisitions as part of business combinations
Acquisitions - self development
Disposals
Sale of subsidiaries			(189,351)
Translation differences
Balance
Concessions licenses [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance			5,434
Amortization for the year			5,759
Disposals
Sale of subsidiaries	[1]		(11,193)
Translation differences
Balance
Concessions licenses [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance			183,917
Balance
Customer relationships [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance			41,074
Acquisitions as part of business combinations
Acquisitions - self development
Disposals
Sale of subsidiaries			(41,074)
Translation differences
Balance
Customer relationships [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance			20,942
Amortization for the year			3,970
Disposals
Sale of subsidiaries	[1]		(24,912)
Translation differences
Balance
Customer relationships [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance			20,132
Balance

[1]	This amount includes impairment as a result of the sale of Colombian assets. The Group recorded the impairment in cost of sales of $10 million ($3 million in Others and $7 million in Goodwill).